Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets

Note 5: Prepayments and other current assets

Prepayment and other current assets mainly represent deposits paid for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2023	2022
	US$’000	US$’000

Deposits paid	40	255
Prepayments	68	76
Other receivables	134	152
Other tax recoverable	4	3
	246	486

ZHEJIANG TIANLAN
Prepayments and other current assets
5.	Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2023	2022
	RMB’000	RMB’000

Prepayments	16,622	12,547
Deposits paid for bidding projects and temporary payments	6,257	6,004
Other current assets	862	2,600

	23,741	21,151